Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitment Under Operating Leases
As at December 31, 2022, the commitment under operating leases for vessels is $571,908,000 for 2023 to 2029 and for other leases is $9,707,000 for 2023 to 2031. Total commitments under these leases are as follows:

2023	$117.6
2024	115.9
2025	118.9
2026	117.2
2027	80.4
Thereafter	31.6
$581.6

Summary of Outstanding Commitments for Remaining Installment Payments

2023	$2,438.1
2024	2,713.7
Total	$5,151.8